Future aircraft leases payments	12 Months Ended
Dec. 31, 2017
Future Aircraft Leases Payments
Future aircraft leases payments
(32)	Future aircraft leases payments

The Company has 122 aircraft that are under financial leasing. The following is the summary of future financial lease commitments:

Aircraft
Less than one year	$368,820
Between one and five years	1,035,213
More than five years	884,572

$2,288,605

Of the 55 aircraft under operating lease, one Boeing 767 and two A-330 aircraft are under Wet Lease. The Company has 52 aircraft that are under operating leases with an average lease term of 44 months. Operating leases can be renewed, in accordance with the Administration’s business plan. The following is the summary of the future commitments of operating leases:

Aircraft
Less than one year	$242,675
Between one and five years	599,191
More than five years	159,833

$1,001,699

The Company has eight engines under an operating lease contract for its aircraft fleet of the E190 and A320 families. The following is the summary of the future commitments of operating leases:

Engines
Less than one year	$5,636
Between one and five years	12,962
More than five years	2,380

$20,978

As of December 31, 2017, the Company had two Airbus A319, one Airbus A330F, under operating lease to OceanAir Linhas Aéreas, S.A. and two E-190 to Aerolitoral, S.A. de C.V. Future minimum income from these lease agreements is as follows:

Aircraft
Less than one year	$22,885
Between one and five years	68,457
More than five years	35,442

$126,784

The amount of recognized payments has expenses during the period is as follows:

	December 2017	December 2016	December 2015
Leases minimun payments	$278,772	$314,493	$317,505